Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 81,915	$ 87,126
Short-term bank deposits	6,996	16,881
Marketable securities	6,600	9,913
Trade receivables (net of allowance for doubtful accounts of $ 3,810 and $ 2,992 at December 31, 2019 and 2018, respectively)	96,694	90,274
Other accounts receivable and prepaid expenses	12,845	7,029
Total current assets	205,050	211,223
LONG-TERM ASSETS:
Severance pay fund	4,013	3,284
Deferred tax asset	2,188	1,858
Operating lease right-of-use assets	14,956
Other long-term receivables	5,879	6,363
PROPERTY AND EQUIPMENT, NET	3,649	3,072
INTANGIBLE ASSETS, NET	51,128	41,479
GOODWILL	117,743	95,006
Total long-term assets	199,556	151,062
Total assets	404,606	362,285
CURRENT LIABILITIES:
Short term debt	7,079	8,661
Trade payables	10,990	14,036
Accrued expenses and other accounts payable	32,619	24,458
Current maturities of operating lease liabilities	3,833
Liabilities due to acquisition activities	3,638	910
Deferred revenues and customer advances	8,724	4,857
Total current liabilities	66,883	52,922
LONG TERM LIABILITIES:
Long-term debt	15,540	19,388
Long-term operating lease liabilities	11,119
Long-term liabilities due to acquisition activities	8,613	94
Deferred tax liability	11,069	10,343
Accrued severance pay	4,770	3,934
Total long term liabilities	51,111	33,759
COMMITMENTS AND CONTINGENCIES, see Note 16
REDEEMABLE NON-CONTROLLING INTEREST	21,915	27,235
EQUITY:
Ordinary shares of NIS 0.1 par value - Authorized: 50,000,000 shares at December 31, 2019 and 2018; Issued and Outstanding: 48,939,538 and 48,861,038 shares at December 31, 2019 and 2018, respectively	1,161	1,159
Additional paid-in capital	218,647	218,400
Accumulated other comprehensive income (loss)	(324)	(6,125)
Retained earnings	28,354	30,522
Total equity attributable to Magic Software Enterprises shareholders	247,838	243,956
Non-controlling interests	16,859	4,413
Total equity	264,697	248,369
Total liabilities, redeemable non-controlling interest and equity	$ 404,606	$ 362,285